STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCK BASED COMPENSATION [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2014	11,819,600	$0.63 - $1.75	$1.15

Granted	5,733,699	$0.67 - $1.02	$0.82
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(31,250)	$0.92	$0.92
Exercised	—

Outstanding, September 30, 2015	14,684,549	$0.63 - $1.69	$0.95

Exercisable, September 30, 2015	14,039,547	$0.63 - $1.69	$0.96

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	560,000	$0.84 - $1.16	$0.96
Expired	(1,971,650)	$0.73 - $1.25	$1.02
Forfeited	(120,000)	$0.93 - $1.03	$0.99
Exercised	(95,850)	$0.345 - $1.25	$0.76

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Granted	5,257,600	$0.72 - $1.25	$1.07
Expired	(10,000)	1.25	$1.25
Forfeited	(125,000)	$0.92 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34

Outstanding, December 31, 2014	11,819,600	$0.63 - $1.75	$1.15

Exercisable, December 31, 2014	11,267,723	$0.63 - $1.75	$1.16

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at September 30, 2015	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.69	14,039,547	5.09 Years	$0.96

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2014	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.75	11,267,723	3.58 Years	$1.16